Cash and cash equivalents (Details 2) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		$ 630,438	$ 514,669	$ 527,259	$ 354,566
Chilean Peso [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	[1]	579	6,044
US Dollar [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		612,727	490,978
Euro [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		9,782	11,386
Mexican Peso [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		258	309
South African Rand [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		4,074	3,250
Japanese Yen [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		1,773	2,149
Peruvian Sol [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		8	3
Brazilian Real [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		38	59
Chinese Yuan [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		1,143	400
Indian Rupee [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		0	8
Thai Baht [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		0	8
Argentine Peso [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		1	4
Pound Sterling [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		$ 55	$ 71

[1]	The Company maintains financial derivative policies which allow to minimize the risk of the variation in Chilean pesos exchange rate.